RISK MANAGEMENT (Details 2) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Total ECL Allowance	$ 723	$ 1,440
Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total ECL Allowance	882,414	791,157
Credit Risk [Member] | Collectively Assessed [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	30,213,414	$ 27,725,914
Modified loans	$ 1,397,607
Percentage	4.63%
Total ECL Allowance	$ 882,414
Modified loans	$ 367,901
Percentage	41.69%
Credit Risk [Member] | Collectively Assessed [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 26,913,508
Modified loans
Total ECL Allowance	153,640
Modified loans
Percentage
Credit Risk [Member] | Collectively Assessed [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 1,796,790
Modified loans	$ 582,513
Percentage	32.42%
Total ECL Allowance	$ 124,114
Modified loans	$ 44,099
Percentage	35.25%
Credit Risk [Member] | Collectively Assessed [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 1,503,116
Modified loans	$ 815,094
Percentage	54.23%
Total ECL Allowance	$ 603,660
Modified loans	$ 323,802
Percentage	53.64%